PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 91.2%
Asset-Backed Securities 3.9%
Cayman Islands 0.7%
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.027%(c)	02/20/31		250	$237,646
Zais CLO Ltd., Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.225(c)	04/15/29		245	235,837
					473,483
Spain 0.9%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	528	584,410
United States 2.3%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	—(p)	10/25/48		1,983	132,044
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		74	75,967
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		164	165,817
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		59	59,350

Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	97,310
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.022(c)	02/25/23		100	97,519
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822(c)	08/25/25		100	95,435

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.972(c)	06/25/24		820	768,618
					1,492,060

Total Asset-Backed Securities (cost $2,650,990)					2,549,953

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loan 0.1%
United States
Chesapeake Energy Corp., Class A Loan, 1 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%) (cost $171,823)	9.000%(c)	06/24/24		175	$85,575
Commercial Mortgage-Backed Securities 5.0%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	74	56,911
United States 4.9%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.825(c)	10/15/36		608	591,308
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.675(c)	12/15/36		749	723,419
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.325(c)	05/15/36		275	268,221
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.825(c)	05/15/36		250	241,532

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	237,012
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.682(cc)	05/25/30		480	62,441
Series K113, Class X1, IO	1.490(cc)	06/25/30		1,610	186,501

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		550	482,311
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		650	457,549
					3,250,294

Total Commercial Mortgage-Backed Securities (cost $3,519,015)					3,307,205

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 47.6%
Brazil 1.3%
Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	415	$551,807
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	281,744
					833,551
Canada 1.4%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	145,710
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		480	383,278

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	4.875	02/15/30		85	77,687
Cenovus Energy, Inc., Sr. Unsec’d. Notes	4.250	04/15/27		200	189,849
MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		45	40,040
NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A	5.250	06/01/27		100	94,595
					931,159
China 0.9%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	200	237,076
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000	04/28/22	EUR	200	236,995
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	100	119,619
					593,690
France 1.5%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	462,478
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	—(rr)	EUR	100	128,431
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	103,371
Sr. Sub. Notes	5.750	07/15/27	EUR	280	290,229
					984,509

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany 1.2%
Atotech Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750%	06/01/23		200	$202,000
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	116,244
Vertical Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	118,384
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	—(rr)	EUR	100	116,624
Gtd. Notes	4.625(ff)	—(rr)	EUR	200	247,958
					801,210
India 0.2%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	116,936
Indonesia 1.5%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	500	630,209
Sr. Unsec’d. Notes	5.500	11/22/21		250	262,534
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	113,102
					1,005,845
Italy 0.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	119,476
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	137,964
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125	07/14/22		200	205,159
					462,599
Jamaica 0.6%
Digicel Group 0.5 Ltd., Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24		100	76,249

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica (cont’d.)
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., Sr. Sec’d. Notes, 144A	8.750%	05/25/24		200	$202,016
Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		200	135,586
					413,851
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	57,081
Gtd. Notes	3.638	06/20/22	CHF	100	112,703
					169,784
Luxembourg 1.6%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	114,834
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	300	344,503

Intelsat Jackson Holdings SA, Gtd. Notes	5.500	08/01/23(d)		440	275,601
Intelsat Luxembourg SA, Gtd. Notes	8.125	06/01/23(d)		150	7,724
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	114,414
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	200	233,234
					1,090,310
Mexico 1.4%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	210,881
Gtd. Notes	6.500	01/23/29		40	36,904
Gtd. Notes	6.840	01/23/30		70	64,956
Gtd. Notes, EMTN	1.875	04/21/22	EUR	100	111,294
Gtd. Notes, EMTN	3.750	02/21/24	EUR	200	220,452
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	104,396
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	204,503
					953,386

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 1.8%
OCI NV, Sr. Sec’d. Notes	3.125%	11/01/24	EUR	350	$407,271
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	452,333
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	300	337,589
					1,197,193
Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		162	150,825
Russia 0.6%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	120,148
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	138,036
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	100	107,119
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	50	53,100
					418,403
South Africa 0.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	201,511
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	403,023
					604,534
Spain 0.5%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes	6.750	11/01/21	EUR	250	180,199
Sr. Sec’d. Notes, 144A	12.750	09/30/23	EUR	100	117,801
					298,000
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	100	114,707

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates 0.4%
DP World PLC,
Sr. Unsec’d. Notes	2.375%	09/25/26	EUR	100	$116,358
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	137,509
					253,867
United Kingdom 3.3%
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	—(rr)		250	261,003
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25	EUR	450	501,670
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	100	111,482

Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	300	400,959
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		200	225,676
Merlin Entertainments Ltd., Gtd. Notes, 144A	5.750	06/15/26		200	190,201
Natwest Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	120,657
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	300	378,048
					2,189,696
United States 27.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26		200	186,460
Air Products and Chemicals, Inc., Sr. Unsec’d. Notes, EMTN	0.500	05/05/28	EUR	150	178,963
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)		400	264
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	100	133,005
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.875	11/15/26		225	63,000
Gtd. Notes	6.375	11/15/24	GBP	240	82,040
Sr. Sec’d. Notes, 144A	10.500	04/24/26		45	39,394

American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		150	151,945
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	124,941

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	275	$303,301
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	100	63,388
Gtd. Notes	5.125	12/01/22	50	40,116
Gtd. Notes	5.625	06/01/23	175	125,531
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, (original cost $264,358; purchased 01/03/18 - 12/16/19), 144A(f)	10.000	04/01/22	264	218,361
Sr. Unsec’d. Notes, (original cost $48,908; purchased 04/17/19), 144A(f)	7.000	11/01/26	50	32,083

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27	325	348,794
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	250	264,191
Bank of America Corp., Jr. Sub. Notes, Series X	6.250(ff)	—(rr)	250	269,627
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	15	16,772
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	50	50,222
Gtd. Notes, 144A	5.250	01/30/30	50	51,051
Gtd. Notes, 144A	7.250	05/30/29	30	33,225
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	100	100,683
Gtd. Notes	6.750	03/15/25	175	180,544
Gtd. Notes	7.250	10/15/29	75	80,437

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50	80	93,843
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	100	94,257
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29	65	69,894
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	175	157,609
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	50,557
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	85	87,239
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	169	180,539
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	50	54,809

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22(d)		150	$17,575
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	91,818
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		125	122,461
Gtd. Notes	6.625	05/15/23		75	75,777
Gtd. Notes	7.000	05/15/25(a)		250	256,293

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		25	25,078
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24		355	322,172
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22		42	41,749
Gtd. Notes, 144A	7.250	03/14/27		125	122,540

Comcast Corp., Gtd. Notes	0.750	02/20/32	EUR	300	358,735
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		75	76,661
Coty, Inc.,
Gtd. Notes	4.000	04/15/23	EUR	100	97,025
Gtd. Notes	4.750	04/15/26	EUR	100	94,944

Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	152,675
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		100	105,090
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		165	172,897
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	129,815
DH Europe Finance II Sarl, Gtd. Notes	0.450	03/18/28	EUR	100	117,231
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	200	228,625
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27(a)		510	279,195
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		75	84,176
Eli Lilly & Co., Sr. Unsec’d. Notes	0.625	11/01/31	EUR	100	121,756

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36		625	$739,605
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	363,522
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	—(rr)		200	166,039
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		78	76,003
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625	02/01/26(d)		106	22,699
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750	01/15/22		25	21,791
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		50	15,063
Sr. Unsec’d. Notes	8.625	06/15/20		150	45,188

Fidelity National Information Services, Inc., Gtd. Notes	1.100	07/15/24	EUR	100	122,008
Fiserv, Inc., Sr. Unsec’d. Notes	0.375	07/01/23	EUR	100	118,563
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	132,718
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		275	241,077
Golden Nugget, Inc., Gtd. Notes, 144A	8.750	10/01/25		225	117,844
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750	10/12/21	EUR	100	124,129
Griffon Corp., Gtd. Notes	5.750	03/01/28		100	104,671
HCA, Inc., Gtd. Notes	5.625	09/01/28		100	119,312
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27		100	99,183
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	139,141
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		300	282,206
iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27		150	148,979
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25		75	63,529

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500%	04/15/29		80	$90,592
JPMorgan Chase & Co., Jr. Sub. Notes, Series R	6.000(ff)	—(rr)		250	259,766
KB Home, Gtd. Notes	4.800	11/15/29		150	156,282
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		150	158,556
Gtd. Notes, 144A	3.750	04/01/30		75	81,522

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		155	165,449
Medtronic Global Holdings SCA,
Gtd. Notes	1.125	03/07/27	EUR	100	124,961
Gtd. Notes	1.500	07/02/39	EUR	100	125,162

Morgan Stanley, Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810% (Cap N/A, Floor 0.000%)	4.085(c)	—(rr)		250	242,707
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.325	03/24/25	EUR	100	124,085
Gtd. Notes	3.692	06/05/28	GBP	155	204,807

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	29,037
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		55	56,785
Gtd. Notes, 144A	8.125	07/15/23		300	313,026
Gtd. Notes, 144A	9.125	07/15/26		125	136,159
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		24	23,813
Sr. Unsec’d. Notes	2.700	08/15/22		35	33,853

OneMain Finance Corp., Gtd. Notes	7.125	03/15/26		200	234,709
ONEOK, Inc., Gtd. Notes	3.100	03/15/30		265	250,056
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		125	123,240
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		21	21,585
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500	12/01/22		25	25,461

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625%	02/15/25	125	$128,125
Range Resources Corp.,
Gtd. Notes	5.875	07/01/22	38	35,150
Gtd. Notes, 144A	9.250	02/01/26	350	337,830

Rite Aid Corp., Sr. Sec’d. Notes, 144A	8.000	11/15/26	135	139,315
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	75	75,836
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	350	359,143
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28	45	41,625
Gtd. Notes, 144A	7.250	11/15/29	45	41,596

Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24	200	179,226
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	60	64,790
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25	75	70,909
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25	75	76,430
Sr. Unsec’d. Notes	5.875	03/01/27	275	279,290

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	150	133,490
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	200	224,512
Gtd. Notes, 144A	5.875	01/31/25	3	3,082
Gtd. Notes, 144A	6.000	09/01/23	3	3,090
Gtd. Notes, 144A	6.625	07/15/27	420	456,629

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	125	131,878
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	06/15/23	100	105,517
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	50	44,501
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	150	73,336
Gtd. Notes, 144A	8.000	02/01/27	75	36,603

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	25	$24,953
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	275	280,820
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	70	63,632
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	320	343,646
Gtd. Notes	5.250	01/15/30	35	38,314
Upjohn, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	20	22,861
Gtd. Notes, 144A	4.000	06/22/50	30	34,431

Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30	65	68,307
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	250	248,284
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	75	77,209
Gtd. Notes, 144A	4.625	12/01/29	50	52,591

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	100	64,973
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27	255	271,258
				17,899,438

Total Corporate Bonds (cost $32,884,779)				31,483,493
Residential Mortgage-Backed Securities 8.1%
Bermuda 2.7%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.772(c)	07/25/29	450	436,388
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572(c)	10/25/29	124	123,570
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.172(c)	10/25/29	500	481,203
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822(c)	06/25/30	150	150,452

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.572%(c)	06/25/30	150	$151,201

Radnor Re Ltd., Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.622(c)	02/25/30	500	460,463
				1,803,277
United States 5.4%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.171(c)	01/25/57	52	51,961
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.272(c)	10/25/39	200	195,364
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.222(c)	01/25/40	200	189,778

Credit Suisse Mortgage Trust, Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.572(c)	12/25/59^	703	696,060
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.322(c)	10/25/30	88	85,710
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.776(c)	07/25/50	165	163,685
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022(c)	02/25/50	320	303,083
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.172(c)	06/25/50	175	173,690

Freddie Mac Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822(c)	01/25/49	35	34,489
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	537	528,686
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	374	372,080
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	676	672,345

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.671%(c)	04/01/24		83	$82,184
					3,549,115

Total Residential Mortgage-Backed Securities (cost $5,482,664)					5,352,392
Sovereign Bonds 25.0%
Argentina 0.6%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.380	12/31/38	EUR	250	117,795
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	482	267,931
					385,726
Brazil 2.4%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		331	334,017
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		1,240	1,271,000
					1,605,017
Cyprus 1.0%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	570	656,129
Dominican Republic 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		77	79,435
Egypt 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	5.577	02/21/23		200	205,464
Greece 5.5%
Hellenic Republic Government Bond,
Bonds	3.650(cc)	02/24/23	EUR	313	400,041
Bonds	3.650(cc)	02/24/24	EUR	90	118,532
Bonds	3.650(cc)	02/24/27	EUR	190	263,185

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	3.650%(cc)	02/24/28	EUR	280	$397,403
Bonds	3.650(cc)	02/24/29	EUR	392	556,496
Bonds	3.650(cc)	02/24/30	EUR	100	145,402
Bonds	3.650(cc)	02/24/31	EUR	64	94,068
Bonds	3.650(cc)	02/24/32	EUR	418	623,165
Bonds	3.650(cc)	02/24/35	EUR	23	35,797
Bonds	3.650(cc)	02/24/36	EUR	200	307,359
Bonds	3.650	02/24/37	EUR	41	62,883
Bonds	3.650(cc)	02/24/38	EUR	38	59,101
Bonds	3.650(cc)	02/24/39	EUR	18	28,947
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	200,643
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	316,626
					3,609,648
Indonesia 1.8%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	440	501,639
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	500	684,351
					1,185,990
Iraq 0.3%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		200	190,615
Italy 2.0%
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	100	188,417
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	500	827,271
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		215	271,886
					1,287,574
Mexico 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	300	321,906
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	100	149,154
					471,060

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 0.4%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.392%	01/23/26		275	$292,669
Portugal 1.3%
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	455	883,988
Qatar 0.3%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	220,762
Romania 1.2%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	103	126,811
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	126,217
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	130,790
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	401,268
					785,086
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	113,359
Serbia 0.7%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	400	451,242
Spain 3.0%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450	10/31/27(k)	EUR	600	778,211
Sr. Unsec’d. Notes, 144A	1.450	04/30/29(k)	EUR	405	529,218
Sr. Unsec’d. Notes, 144A	1.850	07/30/35(k)	EUR	485	669,992
					1,977,421
Turkey 1.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	571,078
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	100	114,551
					685,629

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 2.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750%	06/20/26	EUR	200	$236,801
Sr. Unsec’d. Notes	7.375	09/25/32		500	490,623
Sr. Unsec’d. Notes	7.750	09/01/20		100	100,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	600	593,687
					1,421,111

Total Sovereign Bonds (cost $15,520,004)					16,507,925
U.S. Treasury Obligation 1.3%
U.S. Treasury Notes (cost $795,786)	1.375	01/31/25(h)(k)		795	837,048

	Shares
Common Stocks 0.2%
United States
GenOn Energy Holdings, Inc. (Class A Stock)*^	610	115,900
Hexion Holdings Corp. (Class B Stock)*	1,179	7,840

Total Common Stocks (cost $25,492)		123,740

Total Long-Term Investments (cost $61,050,553)		60,247,331

Short-Term Investments 24.6%
Affiliated Mutual Funds 7.3%
PGIM Core Ultra Short Bond Fund(w)	4,297,137	4,297,137
PGIM Institutional Money Market Fund (cost $498,871; includes $498,687 of cash collateral for securities on loan)(b)(w)	499,470	499,420

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Value

Affiliated Mutual Funds (Continued)
Total Affiliated Mutual Funds (cost $4,796,007)	4,796,557
Options Purchased*~ 17.3%
(cost $12,918,735)	11,458,255

Total Short-Term Investments (cost $17,714,742)	$16,254,812
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 115.8% (cost $78,765,295)	76,502,143
Options Written*~ (17.3)%
(premiums received $12,314,747)	(11,432,070)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.5% (cost $66,450,548)	65,070,073
Other assets in excess of liabilities(z) 1.5%	991,119

Net Assets 100.0%	$66,061,192

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NASDAQ—National Association of Securities Dealers Automated Quotations
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
STOXX—Stock Index of the Eurozone
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $811,885 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $484,147; cash collateral of $498,687 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $313,265. The aggregate value of $250,444 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	$345
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00	—	AUD	8,250	526,564
Currency Option AUD vs JPY	Call	Goldman Sachs International	05/27/22	81.00	—	AUD	2,800	44,964
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	3,700	11,354
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	1,500	14
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	1,500	52,197
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	3,000	16,305
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	1,700	9,756

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	1,700	$9,756
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.00	—		3,500	26
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.00	—		1,750	13
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		1,800	6
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		3,600	164,119
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—		500	118,872
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.00	—		2,250	534,923
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.70	—		15,000	1,715,550
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—		4,500	334,297
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.10	—		12,000	764,887
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10	—		3,800	256,087
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90	—		7,600	173,597
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—		3,800	147,417
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/23/22	5.80	—		5,700	345,769
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		1,750	342
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—		500	98
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/20	8.40	—		4,000	75
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/28/21	7.40	—		2,000	24,239
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—		3,200	25,022
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—		3,200	7,040
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	09/01/20	90.00	—		3,600	3

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Citibank, N.A.	10/26/20	76.50	—	2,750	$19,902
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	1,750	116
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	2,250	22,638
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00	—	3,300	19,904
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	4,500	9,456
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	87.00	—	6,600	11,598
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	04/27/21	80.00	—	3,600	40,798
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—	3,800	22,990
Currency Option USD vs JPY	Call	Deutsche Bank AG	05/27/22	114.00	—	4,000	35,132
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	09/28/20	1,450.00	—	5,000	145
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	1,250	35,313
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	10/28/20	1,240.00	—	3,300	14,641
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00	—	3,300	49,785
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00	—	1,750	26,401
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,370.00	—	10,100	43,169
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	3,500	47,985
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	3,500	10,330
Currency Option USD vs MXN	Call	Goldman Sachs International	08/24/20	38.00	—	5,250	7
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	5,250	3,130
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	2,625	146,123
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	750	41,749

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	6,750	$64,049
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50	—	3,000	320,855
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00	—	6,000	359,565
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25	—	2,800	151,448
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00	—	5,600	106,756
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	2,500	171,490
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00	—	5,000	93,016
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—	5,250	230,763
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—	3,800	41,835
Currency Option USD vs RUB	Call	Goldman Sachs International	08/28/20	90.00	—	4,000	572
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	4,400	413,757
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	75.00	—	8,800	239,575
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	2,250	7,311
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	2,500	138,177
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	5,000	64,386
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	1,750	11,340
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	2,250	40,306
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—	4,500	22,869
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—	4,400	3,919
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	32.00	—	4,400	1,731
Currency Option USD vs ZAR	Call	Goldman Sachs International	08/26/20	25.00	—	1,750	11

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		1,700	$52,638
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		200	182
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		3,200	2,909
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		1,750	247,654
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		500	70,758
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		4,500	55,857
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50	—		2,650	318,109
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00	—		5,300	199,528
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/26/21	18.50	—		1,750	72,936
Currency Option AUD vs JPY	Put	Deutsche Bank AG	08/06/20	45.00	—	AUD	10,800	—
Currency Option AUD vs JPY	Put	Bank of America, N.A.	09/08/20	40.00	—	AUD	11,200	1
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	5,600	6,606
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	2,800	13,168
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	67.00	—	AUD	7,800	39,875
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	3,900	47,286
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	32,400	166,558
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	16,000	223,410
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	200	2,793
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	21,600	122,560
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	10,800	127,439
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	71.50	—	AUD	11,200	304,153

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	3,700	$275
Currency Option GBP vs USD	Put	Bank of America, N.A.	09/04/20	1.00	—	GBP	6,000	1
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	3,400	610
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	1,300	9,932
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	400	3,056
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.11	—	GBP	5,600	25,817
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21	—	GBP	2,800	37,908
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22	—	GBP	6,000	101,969
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		1,800	—
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		1,800	—
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		5,000	2,614
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		500	978
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.15	—		6,000	36,361
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.70	—		3,800	95,470
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		800	306
Currency Option USD vs JPY	Put	Deutsche Bank AG	08/27/20	85.00	—		8,000	12
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	93.00	—		14,850	158,421
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—		7,425	179,655
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.50	—		8,000	204,303
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—		1,750	138
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00	—		1,900	152,709

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	2,250	$4,363
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	10/08/20	27.00	—	2,000	257
Total Options Purchased (cost $12,918,735)							$11,458,255
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00		—	AUD	3,800	$(345)
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00		—	AUD	8,250	(526,564)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95		—	EUR	3,700	(11,354)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00		—	EUR	1,500	(14)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00		—	EUR	1,500	(52,197)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00		—	EUR	3,000	(16,305)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38		—	GBP	3,400	(19,512)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50		—		1,800	(6)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25		—		3,600	(164,119)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00		—		2,750	(653,794)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70		—		9,000	(1,029,330)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.70		—		6,000	(686,220)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00		—		3,500	(260,009)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00		—		1,000	(74,288)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.10		—		12,000	(764,887)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10		—		3,800	$(256,087)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90		—		7,600	(173,597)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00		—		3,800	(147,417)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/23/22	7.10		—		11,400	(297,381)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00		—		2,250	(440)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/28/21	8.00		—		6,000	(26,809)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60		—		3,200	(25,022)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95		—		3,200	(7,040)
Currency Option USD vs INR	Call	Goldman Sachs International	10/26/20	76.50		—		2,750	(19,902)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00		—		1,750	(116)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00		—		2,250	(22,638)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	81.00		—		3,300	(19,905)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00		—		4,500	(9,456)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00		—		6,600	(11,598)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	04/27/21	84.00		—		7,200	(35,083)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00		—		3,800	(22,990)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00		—		1,250	(35,313)
Currency Option USD vs KRW	Call	Citibank, N.A.	10/28/20	1,240.00		—		3,300	(14,641)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,240.00		—		5,050	(76,186)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00		—		6,600	(28,209)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00		—		3,500	(14,960)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	06/28/21	1,300.00		—		5,000	$(50,277)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00		—		3,500	(47,985)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00		—		3,500	(10,330)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00		—		5,250	(3,130)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00		—		3,375	(187,872)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50		—		5,250	(49,816)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50		—		1,500	(14,233)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50		—		3,000	(320,855)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00		—		6,000	(359,565)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25		—		2,800	(151,448)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00		—		5,600	(106,756)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00		—		2,500	(171,490)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		2,500	(46,508)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00		—		2,500	(46,508)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50		—		10,500	(192,665)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00		—		3,800	(41,835)
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	68.00		—		4,400	(413,757)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00		—		8,800	(239,575)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00		—		2,250	(7,311)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00		—		2,500	(138,177)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00		—		5,000	(64,386)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Goldman Sachs International	06/29/21	85.00		—		4,000	$(100,669)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00		—		1,750	(11,340)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00		—		2,250	(40,306)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00		—		4,500	(22,869)
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	31.00		—		4,400	(3,919)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00		—		4,400	(1,731)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00		—		1,700	(52,638)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00		—		3,400	(3,091)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00		—		2,250	(318,412)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00		—		3,500	(43,444)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00		—		1,000	(12,413)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50		—		2,650	(318,109)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00		—		5,300	(199,528)
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/26/21	21.00		—		3,500	(61,237)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00		—	AUD	5,600	(6,607)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00		—	AUD	2,800	(13,168)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00		—	AUD	7,800	(39,875)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	72.00		—	AUD	3,900	(47,286)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00		—	AUD	32,000	(164,502)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00		—	AUD	400	(2,056)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00		—	AUD	16,200	(226,203)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00		—	AUD	21,600	$(122,560)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00		—	AUD	10,800	(127,439)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	64.00		—	AUD	22,400	(290,511)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80		—	EUR	3,700	(275)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16		—	GBP	2,600	(467)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16		—	GBP	800	(144)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28		—	GBP	1,700	(12,988)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11		—	GBP	5,600	(25,817)
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.21		—	GBP	2,800	(37,908)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14		—	GBP	12,000	(90,200)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25		—		1,800	—
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50		—		1,800	—
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75		—		5,000	(2,614)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85		—		500	(978)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15		—		2,200	(13,332)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15		—		3,800	(23,028)
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.70		—		3,800	(95,470)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00		—		800	(306)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00		—		14,850	(158,421)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	95.00		—		16,000	(207,786)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.00		—		7,425	(179,655)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00		—		1,750	$(138)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00		—		1,900	(152,709)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00		—		2,250	(4,363)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	06/28/21	28.00		—		2,000	(27,345)
Total Options Written (premiums received $12,314,747)								$(11,432,070)
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Australian Treasury Bonds	Sep. 2020	$213,554	$1,808
17	20 Year U.S. Treasury Bonds	Sep. 2020	3,098,781	31,988
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	9,107,500	343,331
7	NASDAQ 100 E-Mini Index	Sep. 2020	1,524,670	29,218
5	Russell 2000 E-Mini Index	Sep. 2020	369,450	(5,411)
8	S&P 500 E-Mini Index	Sep. 2020	1,305,400	6,424
				407,358
Short Positions:
6	30 Day Federal Funds	Nov. 2020	2,398,680	471
2	30 Day Federal Funds	Jul. 2021	800,080	(3)
227	2 Year U.S. Treasury Notes	Sep. 2020	50,163,453	(46,251)
103	5 Year Euro-Bobl	Sep. 2020	16,408,514	(110,172)
76	5 Year U.S. Treasury Notes	Sep. 2020	9,585,500	(54,850)
18	10 Year Euro-Bund	Sep. 2020	3,763,974	(44,955)
2	10 Year U.K. Gilt	Sep. 2020	362,724	(2,335)
30	10 Year U.S. Treasury Notes	Sep. 2020	4,202,344	(19,968)
35	10 Year U.S. Ultra Treasury Notes	Sep. 2020	5,573,750	(88,219)
4	DJIA E-Mini CBOT	Sep. 2020	526,380	(5,245)
140	Euro Schatz Index	Sep. 2020	18,498,291	(17,217)
25	Euro STOXX 50 Index	Sep. 2020	937,354	29,589
				(359,155)
				$48,203

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/31/20	Bank of America, N.A.	AUD	121	$86,000	$86,237	$237	$—
Expiring 08/31/20	Barclays Bank PLC	AUD	130	91,000	93,047	2,047	—
Expiring 08/31/20	BNP Paribas S.A.	AUD	103	68,000	73,853	5,853	—
Expiring 08/31/20	Citibank, N.A.	AUD	12	8,085	8,245	160	—
Expiring 08/31/20	HSBC Bank USA, N.A.	AUD	94	67,000	67,423	423	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	110	76,000	78,724	2,724	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	84	55,729	59,673	3,944	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	139	96,000	99,193	3,193	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	101	72,000	72,147	147	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	323	226,784	230,512	3,728	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	290	208,553	207,586	—	(967)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	166	114,004	118,640	4,636	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	464	326,340	331,620	5,280	—
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	789	522,060	563,729	41,669	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	487	334,790	347,688	12,898	—
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	158	104,612	112,882	8,270	—
Expiring 01/28/22	Citibank, N.A.	AUD	212	139,227	151,336	12,109	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	136,791	139,928	3,137	—
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	282	51,783	53,955	2,172	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	252	47,000	48,262	1,262	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	4,328	823,829	829,440	5,611	—
Expiring 08/31/20	Citibank, N.A.	BRL	691	172,000	132,251	—	(39,749)
Expiring 08/31/20	Citibank, N.A.	BRL	549	110,000	105,026	—	(4,974)
Expiring 08/31/20	Citibank, N.A.	BRL	513	89,308	98,275	8,967	—
Expiring 08/31/20	HSBC Bank USA, N.A.	BRL	337	63,000	64,559	1,559	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	BRL	455	90,000	87,073	—	(2,927)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	BRL	428	80,000	81,908	1,908	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	729	$179,000	$139,549	$—	$(39,451)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	375	70,000	71,860	1,860	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	342	60,000	65,490	5,490	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	488	94,000	93,442	—	(558)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	100	19,350	19,207	—	(143)
Expiring 12/23/20	Citibank, N.A.	BRL	2,815	687,000	536,981	—	(150,019)
Expiring 01/29/21	Citibank, N.A.	BRL	9,444	1,842,000	1,799,474	—	(42,526)
Expiring 01/29/21	Citibank, N.A.	BRL	1,250	297,000	238,108	—	(58,892)
Expiring 01/29/21	Citibank, N.A.	BRL	858	205,475	163,486	—	(41,989)
Expiring 01/29/21	Citibank, N.A.	BRL	516	124,000	98,325	—	(25,675)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	2,277	500,000	433,885	—	(66,115)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	477	119,000	90,800	—	(28,200)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	81	19,556	15,512	—	(4,044)
Expiring 02/26/21	Deutsche Bank AG	BRL	1,593	279,000	303,293	24,293	—
Expiring 03/31/21	Citibank, N.A.	BRL	1,412	341,831	268,446	—	(73,385)
Expiring 03/31/21	Deutsche Bank AG	BRL	2,565	582,000	487,737	—	(94,263)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	2,209	528,021	420,014	—	(108,007)
Expiring 05/28/21	Deutsche Bank AG	BRL	2,892	545,000	548,346	3,346	—
Expiring 09/30/21	Bank of America, N.A.	BRL	7,086	1,605,000	1,331,095	—	(273,905)
Expiring 09/30/21	Bank of America, N.A.	BRL	494	116,000	92,877	—	(23,123)
Expiring 09/30/21	Deutsche Bank AG	BRL	2,038	448,000	382,889	—	(65,111)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	582	109,386	109,278	—	(108)
Expiring 01/28/22	Citibank, N.A.	BRL	1,303	246,000	242,047	—	(3,953)
Expiring 01/28/22	Deutsche Bank AG	BRL	3,289	562,000	610,908	48,908	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	3,199	587,605	594,154	6,549	—
British Pound,
Expiring 09/30/20	Bank of America, N.A.	GBP	51	64,000	66,382	2,382	—
Expiring 09/30/20	Bank of America, N.A.	GBP	10	12,087	12,575	488	—
Expiring 09/30/20	Barclays Bank PLC	GBP	58	73,000	76,373	3,373	—
Expiring 09/30/20	Citibank, N.A.	GBP	113	141,000	148,130	7,130	—
Expiring 09/30/20	Citibank, N.A.	GBP	60	75,000	78,634	3,634	—
Expiring 09/30/20	Citibank, N.A.	GBP	51	63,000	66,143	3,143	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	83	$103,000	$109,075	$6,075	$—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	78	99,000	102,459	3,459	—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	49	62,000	64,617	2,617	—
Expiring 10/19/20	Barclays Bank PLC	GBP	67	84,000	87,708	3,708	—
Expiring 10/19/20	HSBC Bank USA, N.A.	GBP	152	191,898	198,544	6,646	—
Expiring 10/30/20	HSBC Bank USA, N.A.	GBP	208	254,941	272,998	18,057	—
Expiring 11/27/20	Bank of America, N.A.	GBP	950	1,259,225	1,244,344	—	(14,881)
Expiring 04/29/21	Citibank, N.A.	GBP	54	67,301	70,778	3,477	—
Canadian Dollar,
Expiring 10/20/20	Barclays Bank PLC	CAD	140	103,000	104,430	1,430	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	154	115,000	115,022	22	—
Expiring 10/20/20	The Toronto-Dominion Bank	CAD	153	114,000	114,292	292	—
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	49,077	63,000	64,855	1,855	—
Expiring 09/16/20	Citibank, N.A.	CLP	147,528	190,605	194,957	4,352	—
Expiring 09/16/20	Citibank, N.A.	CLP	42,401	52,110	56,032	3,922	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	75,767	99,000	100,125	1,125	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	62,976	79,000	83,222	4,222	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	63,809	83,000	84,322	1,322	—
Expiring 10/29/21	Deutsche Bank AG	CLP	235,076	297,000	310,713	13,713	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	1,348	188,000	192,778	4,778	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,650	233,000	235,954	2,954	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,007	144,000	144,046	46	—
Expiring 08/07/20	Citibank, N.A.	CNH	857	121,000	122,585	1,585	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,801	256,786	257,555	769	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	991	140,000	141,674	1,674	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	929	131,000	132,860	1,860	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	737	104,225	105,398	1,173	—
Expiring 08/31/20	HSBC Bank USA, N.A.	CNH	492	70,000	70,316	316	—
Expiring 05/14/21	Citibank, N.A.	CNH	2,087	299,020	293,603	—	(5,417)
Colombian Peso,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	221,033	59,000	58,999	—	(1)
Czech Koruna,
Expiring 10/19/20	Citibank, N.A.	CZK	2,119	95,000	95,141	141	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/19/20	Goldman Sachs International	CZK	2,778	$117,411	$124,755	$7,344	$—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	838	37,000	37,640	640	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	838	37,000	37,630	630	—
Expiring 10/19/20	UBS AG	CZK	2,135	96,000	95,888	—	(112)
Euro,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	53	62,500	62,469	—	(31)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	44	50,576	52,343	1,767	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	44	52,203	51,945	—	(258)
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	34,592	119,000	118,261	—	(739)
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	20,672	70,000	70,673	673	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	22,032	74,000	75,323	1,323	—
Indian Rupee,
Expiring 08/31/20	Citibank, N.A.	INR	6,729	89,000	89,503	503	—
Expiring 08/31/20	Citibank, N.A.	INR	3,655	48,000	48,613	613	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	5,575	73,000	74,145	1,145	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	4,417	59,000	58,745	—	(255)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	4,058	54,000	53,980	—	(20)
Expiring 09/16/20	Citibank, N.A.	INR	3,948	51,783	52,415	632	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	7,719	102,000	102,491	491	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,318	17,307	17,498	191	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	9,285	123,000	123,275	275	—
Expiring 10/28/20	Citibank, N.A.	INR	108,048	1,387,000	1,428,201	41,201	—
Expiring 10/28/20	Citibank, N.A.	INR	7,706	99,000	101,862	2,862	—
Expiring 10/30/20	Goldman Sachs International	INR	14,913	197,000	197,081	81	—
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	4,833	62,605	63,872	1,267	—
Expiring 12/23/20	Goldman Sachs International	INR	8,628	113,000	113,394	394	—
Expiring 12/23/20	HSBC Bank USA, N.A.	INR	1,636	21,067	21,503	436	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 02/26/21	Citibank, N.A.	INR	6,863	$87,000	$89,596	$2,596	$—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	14,903	190,549	194,559	4,010	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	15,047	202,816	196,440	—	(6,376)
Expiring 09/30/21	Goldman Sachs International	INR	25,977	341,000	331,063	—	(9,937)
Expiring 09/30/21	HSBC Bank USA, N.A.	INR	19,468	242,897	248,108	5,211	—
Indonesian Rupiah,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,939,127	128,504	130,738	2,234	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,856,462	121,815	125,165	3,350	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,139,892	78,000	76,853	—	(1,147)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,096,125	75,000	73,902	—	(1,098)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	1,001,705	66,382	67,536	1,154	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	741,633	50,849	50,002	—	(847)
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	2,630,300	174,100	177,338	3,238	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	195	57,235	57,236	1	—
Expiring 09/16/20	Citibank, N.A.	ILS	331	96,000	97,244	1,244	—
Expiring 09/16/20	Citibank, N.A.	ILS	120	35,180	35,346	166	—
Expiring 09/16/20	Goldman Sachs International	ILS	330	97,000	97,120	120	—
Expiring 06/30/21	Bank of America, N.A.	ILS	2,295	664,000	679,374	15,374	—
Japanese Yen,
Expiring 08/31/20	BNP Paribas S.A.	JPY	17,151	160,000	162,076	2,076	—
Expiring 08/31/20	Citibank, N.A.	JPY	11,907	111,000	112,521	1,521	—
Expiring 08/31/20	Citibank, N.A.	JPY	8,674	81,000	81,971	971	—
Expiring 08/31/20	Goldman Sachs International	JPY	8,140	76,000	76,920	920	—
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	23,648	225,000	223,478	—	(1,522)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	9,629	91,000	90,993	—	(7)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	JPY	9,750	91,000	92,138	1,138	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	16,700	158,000	157,818	—	(182)
Expiring 09/30/20	Citibank, N.A.	JPY	31,444	292,656	297,274	4,618	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/19/20	Citibank, N.A.	JPY	27,439	$257,252	$259,464	$2,212	$—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	15,473	147,220	146,316	—	(904)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	5,466	51,700	51,689	—	(11)
Expiring 10/30/20	Bank of America, N.A.	JPY	151,845	1,426,000	1,436,034	10,034	—
Expiring 10/30/20	Citibank, N.A.	JPY	89,650	861,941	847,847	—	(14,094)
Expiring 11/27/20	Bank of America, N.A.	JPY	26,929	252,000	254,810	2,810	—
Expiring 11/27/20	Citibank, N.A.	JPY	32,326	311,070	305,885	—	(5,185)
Expiring 01/29/21	Barclays Bank PLC	JPY	14,562	138,000	137,965	—	(35)
Expiring 01/29/21	Barclays Bank PLC	JPY	8,838	85,000	83,728	—	(1,272)
Expiring 01/29/21	Citibank, N.A.	JPY	74,831	746,000	708,952	—	(37,048)
Expiring 01/29/21	Citibank, N.A.	JPY	55,182	532,288	522,797	—	(9,491)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	64,144	624,000	607,701	—	(16,299)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	16,826	155,050	159,406	4,356	—
Expiring 05/28/21	Citibank, N.A.	JPY	107,116	1,002,147	1,016,681	14,534	—
Expiring 05/28/21	Citibank, N.A.	JPY	100,462	972,482	953,532	—	(18,950)
Expiring 05/28/21	Deutsche Bank AG	JPY	29,517	271,000	280,162	9,162	—
Expiring 01/28/22	Citibank, N.A.	JPY	89,317	872,064	851,004	—	(21,060)
Expiring 01/28/22	Deutsche Bank AG	JPY	26,689	256,000	254,290	—	(1,710)
Expiring 01/28/22	Deutsche Bank AG	JPY	13,543	125,000	129,032	4,032	—
Expiring 05/31/22	Deutsche Bank AG	JPY	112,665	1,043,000	1,075,742	32,742	—
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	1,019,682	—	(38,318)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	211,672	—	(18,328)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	130,868	—	(9,132)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	215,652	—	(18,348)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	487,286	—	(30,714)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	755,141	—	(448)
Mexican Peso,
Expiring 08/31/20	Citibank, N.A.	MXN	1,387	63,000	62,057	—	(943)
Expiring 08/31/20	HSBC Bank USA, N.A.	MXN	2,799	121,000	125,257	4,257	—
Expiring 08/31/20	HSBC Bank USA, N.A.	MXN	1,596	71,000	71,444	444	—
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	4,606	208,742	205,691	—	(3,051)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,191	51,814	53,190	1,376	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,130	49,610	50,444	834	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,155	$52,051	$51,596	$—	$(455)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,113	51,028	49,693	—	(1,335)
Expiring 10/30/20	Citibank, N.A.	MXN	3,892	180,910	172,883	—	(8,027)
Expiring 10/30/20	Citibank, N.A.	MXN	2,461	121,889	109,337	—	(12,552)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	13,742	648,000	610,518	—	(37,482)
Expiring 01/29/21	Citibank, N.A.	MXN	1,730	84,676	76,071	—	(8,605)
Expiring 01/29/21	Goldman Sachs International	MXN	2,904	135,965	127,705	—	(8,260)
Expiring 01/29/21	Goldman Sachs International	MXN	834	39,000	36,660	—	(2,340)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	1,574	73,000	69,225	—	(3,775)
Expiring 02/26/21	Citibank, N.A.	MXN	38,014	1,508,000	1,666,611	158,611	—
Expiring 02/26/21	Deutsche Bank AG	MXN	13,991	655,000	613,391	—	(41,609)
Expiring 04/29/21	Goldman Sachs International	MXN	4,819	201,000	209,825	8,825	—
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	2,467	96,821	107,429	10,608	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	4,243	193,360	184,730	—	(8,630)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	20,279	955,000	882,931	—	(72,069)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	186,518	—	(5,811)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	593,944	—	(30,056)
New Taiwanese Dollar,
Expiring 08/31/20	HSBC Bank USA, N.A.	TWD	2,919	100,000	99,708	—	(292)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	TWD	2,194	75,000	74,935	—	(65)
Expiring 09/16/20	Credit Suisse International	TWD	3,612	124,000	123,629	—	(371)
Expiring 09/16/20	Credit Suisse International	TWD	3,573	122,000	122,305	305	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	5,061	173,000	173,247	247	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	6,388	217,822	218,639	817	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	19,197	671,000	674,063	3,063	—
New Zealand Dollar,
Expiring 10/20/20	Citibank, N.A.	NZD	142	94,000	93,921	—	(79)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 10/19/20	Citibank, N.A.	NOK	759	$81,000	$83,378	$2,378	$—
Expiring 10/19/20	Citibank, N.A.	NOK	625	69,000	68,728	—	(272)
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	414	118,290	117,164	—	(1,126)
Expiring 09/16/20	Citibank, N.A.	PEN	298	84,435	84,237	—	(198)
Expiring 09/16/20	Goldman Sachs International	PEN	289	84,400	81,727	—	(2,673)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	72	20,769	20,312	—	(457)
Philippine Peso,
Expiring 09/16/20	Barclays Bank PLC	PHP	5,979	119,000	121,395	2,395	—
Expiring 09/16/20	Goldman Sachs International	PHP	7,905	157,000	160,504	3,504	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	304	81,000	81,234	234	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	431	114,000	115,261	1,261	—
Russian Ruble,
Expiring 08/31/20	Barclays Bank PLC	RUB	5,833	82,000	78,262	—	(3,738)
Expiring 08/31/20	Barclays Bank PLC	RUB	4,356	63,000	58,443	—	(4,557)
Expiring 08/31/20	Citibank, N.A.	RUB	4,772	68,000	64,031	—	(3,969)
Expiring 08/31/20	Citibank, N.A.	RUB	4,418	64,000	59,273	—	(4,727)
Expiring 08/31/20	Citibank, N.A.	RUB	4,219	59,000	56,609	—	(2,391)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	6,351	88,000	85,221	—	(2,779)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	6,168	84,903	82,752	—	(2,151)
Expiring 09/16/20	Barclays Bank PLC	RUB	3,759	53,939	50,350	—	(3,589)
Expiring 09/16/20	Barclays Bank PLC	RUB	3,514	50,432	47,070	—	(3,362)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	23,409	332,071	313,546	—	(18,525)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	23,409	325,446	313,546	—	(11,900)
Expiring 10/30/20	Deutsche Bank AG	RUB	6,052	91,000	80,692	—	(10,308)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	RUB	19,204	232,090	256,074	23,984	—
Expiring 12/23/20	Goldman Sachs International	RUB	69,304	993,000	918,944	—	(74,056)
Expiring 12/23/20	JPMorgan Chase Bank, N.A.	RUB	3,571	42,795	47,348	4,553	—
Expiring 02/26/21	Deutsche Bank AG	RUB	25,391	321,000	334,406	13,406	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 02/26/21	Goldman Sachs International	RUB	35,332	$510,000	$465,324	$—	$(44,676)
Expiring 04/28/21	Goldman Sachs International	RUB	29,109	402,000	380,927	—	(21,073)
Expiring 04/29/21	Goldman Sachs International	RUB	5,676	80,000	74,275	—	(5,725)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	7,343	86,251	96,077	9,826	—
Singapore Dollar,
Expiring 09/16/20	Credit Suisse International	SGD	171	123,000	124,114	1,114	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	494	355,882	359,776	3,894	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	223	160,000	162,276	2,276	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	143	103,399	104,107	708	—
South African Rand,
Expiring 08/31/20	Bank of America, N.A.	ZAR	930	56,000	54,216	—	(1,784)
Expiring 08/31/20	Barclays Bank PLC	ZAR	1,558	92,000	90,830	—	(1,170)
Expiring 08/31/20	Barclays Bank PLC	ZAR	594	38,509	34,656	—	(3,853)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	1,636	109,721	95,368	—	(14,353)
Expiring 08/31/20	HSBC Bank USA, N.A.	ZAR	1,788	102,000	104,267	2,267	—
Expiring 08/31/20	HSBC Bank USA, N.A.	ZAR	1,708	99,000	99,594	594	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	ZAR	3,476	192,647	202,665	10,018	—
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,332	80,000	77,498	—	(2,502)
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,010	61,000	58,799	—	(2,201)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,022	61,000	59,460	—	(1,540)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,610	173,574	151,679	—	(21,895)
Expiring 09/30/20	Citibank, N.A.	ZAR	6,835	421,000	397,168	—	(23,832)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	397	26,000	23,068	—	(2,932)
Expiring 12/23/20	Barclays Bank PLC	ZAR	1,690	107,855	97,402	—	(10,453)
Expiring 01/29/21	Barclays Bank PLC	ZAR	3,332	205,374	191,295	—	(14,079)
Expiring 01/29/21	Barclays Bank PLC	ZAR	2,102	133,426	120,646	—	(12,780)
Expiring 01/29/21	Goldman Sachs International	ZAR	2,344	154,000	134,575	—	(19,425)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	4,849	325,000	278,363	—	(46,637)
Expiring 02/26/21	Bank of America, N.A.	ZAR	526	32,000	30,134	—	(1,866)
Expiring 02/26/21	Deutsche Bank AG	ZAR	2,591	166,000	148,328	—	(17,672)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/26/21	Goldman Sachs International	ZAR	17,895	$984,000	$1,024,420	$40,420	$—
Expiring 04/29/21	Goldman Sachs International	ZAR	991	52,000	56,395	4,395	—
Expiring 12/23/21	Goldman Sachs International	ZAR	10,613	562,000	589,618	27,618	—
South Korean Won,
Expiring 08/31/20	Barclays Bank PLC	KRW	110,875	93,000	92,782	—	(218)
Expiring 08/31/20	Citibank, N.A.	KRW	117,991	97,000	98,737	1,737	—
Expiring 08/31/20	Citibank, N.A.	KRW	85,022	69,000	71,148	2,148	—
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	129,895	109,000	108,699	—	(301)
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	86,008	72,000	71,973	—	(27)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	87,706	71,000	73,394	2,394	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	79,034	65,000	66,137	1,137	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	62,352	52,000	52,177	177	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	100,447	83,000	84,056	1,056	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	84,120	70,000	70,393	393	—
Expiring 09/16/20	Citibank, N.A.	KRW	62,550	51,767	52,351	584	—
Expiring 09/16/20	Credit Suisse International	KRW	155,610	130,000	130,238	238	—
Expiring 09/16/20	Credit Suisse International	KRW	144,692	121,000	121,100	100	—
Expiring 09/16/20	Goldman Sachs International	KRW	151,602	126,000	126,883	883	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	216,695	181,000	181,363	363	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	123,181	102,056	103,096	1,040	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	122,571	102,056	102,586	530	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	109,185	91,000	91,382	382	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	73,052	61,216	61,141	—	(75)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	62,589	52,110	52,384	274	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	60,308	50,594	50,474	—	(120)
Expiring 10/30/20	BNP Paribas S.A.	KRW	425,612	374,000	356,292	—	(17,708)
Expiring 10/30/20	Citibank, N.A.	KRW	937,638	764,000	784,924	20,924	—
Expiring 10/30/20	Citibank, N.A.	KRW	267,784	220,000	224,170	4,170	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	130,905	$109,857	$109,585	$—	$(272)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	KRW	1,146,514	941,000	959,780	18,780	—
Expiring 04/29/21	Citibank, N.A.	KRW	316,621	258,936	265,471	6,535	—
Expiring 04/29/21	Goldman Sachs International	KRW	25,337	21,000	21,243	243	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	236,106	195,000	197,963	2,963	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	763,668	648,000	640,670	—	(7,330)
Swedish Krona,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	SEK	638	69,103	72,746	3,643	—
Swiss Franc,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	132	141,000	144,839	3,839	—
Expiring 10/30/20	Goldman Sachs International	CHF	362	391,000	396,324	5,324	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	120	127,000	131,291	4,291	—
Expiring 10/30/20	UBS AG	CHF	162	167,121	177,971	10,850	—
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	2,472	78,400	79,256	856	—
Expiring 09/16/20	BNP Paribas S.A.	THB	1,232	39,960	39,516	—	(444)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	4,300	139,000	137,891	—	(1,109)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,283	104,095	105,272	1,177	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,220	104,000	103,234	—	(766)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,674	118,000	117,811	—	(189)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,167	102,000	101,546	—	(454)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,110	98,000	99,713	1,713	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	2,191	71,040	70,250	—	(790)
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	710	101,000	98,055	—	(2,945)
Expiring 09/16/20	Barclays Bank PLC	TRY	422	60,000	58,263	—	(1,737)
Expiring 09/16/20	Citibank, N.A.	TRY	2,212	319,000	305,575	—	(13,425)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	786	111,000	108,593	—	(2,407)
Expiring 10/30/20	Barclays Bank PLC	TRY	343	49,342	46,490	—	(2,852)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/30/20	Barclays Bank PLC	TRY	70	$11,208	$9,507	$—	$(1,701)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	152	22,000	20,594	—	(1,406)
Expiring 12/23/20	Barclays Bank PLC	TRY	705	89,949	92,775	2,826	—
Expiring 12/23/20	Goldman Sachs International	TRY	288	45,000	37,854	—	(7,146)
Expiring 02/26/21	Barclays Bank PLC	TRY	1,097	138,987	139,591	604	—
Expiring 02/26/21	Barclays Bank PLC	TRY	564	77,317	71,721	—	(5,596)
Expiring 02/26/21	Barclays Bank PLC	TRY	419	64,966	53,319	—	(11,647)
Expiring 02/26/21	Barclays Bank PLC	TRY	412	57,000	52,452	—	(4,548)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	6,212	748,000	790,667	42,667	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	420	54,000	51,104	—	(2,896)
Expiring 05/28/21	Goldman Sachs International	TRY	147	21,181	17,826	—	(3,355)
				$67,273,041	$66,097,768	1,015,485	(2,190,758)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/31/20	Bank of America, N.A.	AUD	52	$35,792	$37,274	$—	$(1,482)
Expiring 08/31/20	BNP Paribas S.A.	AUD	178	122,000	127,434	—	(5,434)
Expiring 08/31/20	Citibank, N.A.	AUD	167	110,006	119,550	—	(9,544)
Expiring 08/31/20	Citibank, N.A.	AUD	105	72,000	75,036	—	(3,036)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	87	62,000	62,018	—	(18)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	134	96,000	95,643	357	—
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	1,332	925,519	951,964	—	(26,445)
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	322	220,927	230,126	—	(9,199)
Expiring 01/29/21	Barclays Bank PLC	AUD	935	608,694	668,265	—	(59,571)
Expiring 05/28/21	Barclays Bank PLC	AUD	2,130	1,385,087	1,522,383	—	(137,296)
Expiring 05/28/21	Citibank, N.A.	AUD	1,220	767,050	871,883	—	(104,833)
Expiring 05/28/21	Citibank, N.A.	AUD	184	120,882	131,386	—	(10,504)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	277	52,110	53,101	—	(991)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	271	$50,863	$51,852	$—	$(989)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	4,313	820,659	826,705	—	(6,046)
Expiring 08/31/20	Citibank, N.A.	BRL	451	82,000	86,416	—	(4,416)
Expiring 08/31/20	Citibank, N.A.	BRL	354	66,000	67,760	—	(1,760)
Expiring 08/31/20	Citibank, N.A.	BRL	123	30,319	23,483	6,836	—
Expiring 08/31/20	Deutsche Bank AG	BRL	1,297	283,000	248,316	34,684	—
Expiring 08/31/20	HSBC Bank USA, N.A.	BRL	1,251	239,000	239,471	—	(471)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	565	111,000	108,095	2,905	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	4,328	822,897	828,403	—	(5,506)
Expiring 12/23/20	Citibank, N.A.	BRL	554	136,000	105,729	30,271	—
Expiring 12/23/20	Citibank, N.A.	BRL	186	45,518	35,523	9,995	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	2,074	521,000	395,730	125,270	—
Expiring 01/29/21	Citibank, N.A.	BRL	1,785	436,000	340,108	95,892	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	8,649	1,665,375	1,648,029	17,346	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	3,953	916,000	753,128	162,872	—
Expiring 02/26/21	Citibank, N.A.	BRL	596	116,000	113,404	2,596	—
Expiring 03/31/21	Citibank, N.A.	BRL	5,161	1,217,000	981,250	235,750	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	1,025	252,935	194,946	57,989	—
Expiring 04/29/21	BNP Paribas S.A.	BRL	247	50,000	46,864	3,136	—
Expiring 04/29/21	Deutsche Bank AG	BRL	753	140,000	143,100	—	(3,100)
Expiring 04/29/21	Deutsche Bank AG	BRL	273	50,000	51,895	—	(1,895)
Expiring 04/29/21	Deutsche Bank AG	BRL	109	19,000	20,622	—	(1,622)
Expiring 05/28/21	BNP Paribas S.A.	BRL	905	183,000	171,580	11,420	—
Expiring 09/30/21	Bank of America, N.A.	BRL	5,108	1,180,000	959,518	220,482	—
Expiring 09/30/21	Deutsche Bank AG	BRL	5,093	1,134,000	956,621	177,379	—
Expiring 01/28/22	Citibank, N.A.	BRL	3,063	546,000	568,944	—	(22,944)
Expiring 01/28/22	Deutsche Bank AG	BRL	6,392	1,390,141	1,187,307	202,834	—
British Pound,
Expiring 09/30/20	BNP Paribas S.A.	GBP	59	74,000	77,227	—	(3,227)
Expiring 09/30/20	Citibank, N.A.	GBP	70	87,000	91,700	—	(4,700)
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	94	115,028	123,179	—	(8,151)
Expiring 10/19/20	Barclays Bank PLC	GBP	564	714,588	738,809	—	(24,221)
Expiring 10/19/20	Citibank, N.A.	GBP	300	389,414	392,863	—	(3,449)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	1,128	$1,428,747	$1,477,619	$—	$(48,872)
Expiring 10/19/20	The Toronto-Dominion Bank	GBP	564	711,543	738,809	—	(27,266)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	446	582,632	584,187	—	(1,555)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	446	582,632	584,187	—	(1,555)
Expiring 04/29/21	Bank of America, N.A.	GBP	154	194,111	201,849	—	(7,738)
Expiring 05/28/21	Bank of America, N.A.	GBP	109	137,403	142,879	—	(5,476)
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	491	363,665	366,378	—	(2,713)
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	39,528	52,203	52,236	—	(33)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	810,921	995,118	1,071,622	—	(76,504)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	76,370	93,000	100,922	—	(7,922)
Expiring 10/29/21	Bank of America, N.A.	CLP	245,918	312,000	325,045	—	(13,045)
Chinese Renminbi,
Expiring 08/07/20	Citibank, N.A.	CNH	349	48,861	49,854	—	(993)
Expiring 08/07/20	Goldman Sachs International	CNH	293	40,700	41,827	—	(1,127)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,072	153,000	153,297	—	(297)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	851	121,000	121,628	—	(628)
Expiring 08/31/20	HSBC Bank USA, N.A.	CNH	477	68,000	68,086	—	(86)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,087	299,506	293,604	5,902	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	469	65,000	65,793	—	(793)
Colombian Peso,
Expiring 09/16/20	BNP Paribas S.A.	COP	585,886	163,541	156,388	7,153	—
Expiring 09/16/20	Citibank, N.A.	COP	196,258	51,783	52,386	—	(603)
Expiring 09/16/20	Goldman Sachs International	COP	587,242	163,687	156,750	6,937	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	557,703	154,810	148,865	5,945	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	313,523	83,000	83,687	—	(687)
Danish Krone,
Expiring 10/19/20	HSBC Bank USA, N.A.	DKK	438	66,876	69,467	—	(2,591)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	107	$119,729	$126,123	$—	$(6,394)
Expiring 10/19/20	BNP Paribas S.A.	EUR	5,396	6,129,058	6,367,455	—	(238,397)
Expiring 10/19/20	Citibank, N.A.	EUR	387	445,700	456,720	—	(11,020)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	44	50,790	52,506	—	(1,716)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	5,268	5,959,402	6,216,449	—	(257,047)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	307	357,450	362,063	—	(4,613)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	161	183,874	190,506	—	(6,632)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	57	67,498	67,639	—	(141)
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	67	74,756	78,573	—	(3,817)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	EUR	152	166,368	179,889	—	(13,521)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	EUR	97	106,001	114,625	—	(8,624)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	77,457	247,419	264,804	—	(17,385)
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	8,151	107,000	108,226	—	(1,226)
Expiring 09/16/20	Citibank, N.A.	INR	7,183	94,000	95,366	—	(1,366)
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	12,823	167,000	170,251	—	(3,251)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	10,323	134,000	137,054	—	(3,054)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	8,915	116,000	118,361	—	(2,361)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	8,074	106,000	107,195	—	(1,195)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	3,500	45,600	46,467	—	(867)
Expiring 10/28/20	Goldman Sachs International	INR	45,134	614,821	596,591	18,230	—
Expiring 10/28/20	HSBC Bank USA, N.A.	INR	70,620	914,886	933,472	—	(18,586)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	19,746	258,000	260,953	—	(2,953)
Expiring 12/23/20	BNP Paribas S.A.	INR	10,264	133,000	134,898	—	(1,898)
Expiring 02/26/21	Bank of America, N.A.	INR	10,391	138,000	135,661	2,339	—
Expiring 02/26/21	Citibank, N.A.	INR	10,881	138,000	142,057	—	(4,057)
Expiring 02/26/21	Goldman Sachs International	INR	3,844	50,000	50,178	—	(178)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	19,590	$252,000	$255,757	$—	$(3,757)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	10,013	128,000	129,865	—	(1,865)
Expiring 09/30/21	Bank of America, N.A.	INR	45,446	587,000	579,171	7,829	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	2,755,844	190,914	185,802	5,112	—
Expiring 09/16/20	Citibank, N.A.	IDR	2,142,371	150,723	144,442	6,281	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,172,808	78,000	79,072	—	(1,072)
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,165,250	79,000	78,563	437	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,141,818	77,000	76,983	17	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,100,417	75,000	74,191	809	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,396,500	98,000	94,154	3,846	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,314,352	89,000	88,615	385	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	192	55,620	56,389	—	(769)
Expiring 09/16/20	Citibank, N.A.	ILS	417	121,000	122,649	—	(1,649)
Expiring 09/16/20	Citibank, N.A.	ILS	317	92,000	93,252	—	(1,252)
Expiring 06/30/21	Barclays Bank PLC	ILS	663	196,908	196,135	773	—
Expiring 06/30/21	Citibank, N.A.	ILS	1,633	485,000	483,239	1,761	—
Japanese Yen,
Expiring 08/31/20	Bank of America, N.A.	JPY	13,477	126,000	127,355	—	(1,355)
Expiring 08/31/20	Barclays Bank PLC	JPY	15,144	141,000	143,110	—	(2,110)
Expiring 08/31/20	BNP Paribas S.A.	JPY	8,507	79,000	80,394	—	(1,394)
Expiring 08/31/20	BNP Paribas S.A.	JPY	7,978	74,000	75,391	—	(1,391)
Expiring 08/31/20	Citibank, N.A.	JPY	9,340	89,000	88,260	740	—
Expiring 08/31/20	Citibank, N.A.	JPY	9,210	86,000	87,038	—	(1,038)
Expiring 08/31/20	Citibank, N.A.	JPY	8,282	77,000	78,262	—	(1,262)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	9,434	87,000	89,154	—	(2,154)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	7,694	72,000	72,711	—	(711)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	7,199	67,000	68,031	—	(1,031)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	JPY	11,215	105,000	105,982	—	(982)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	17,052	159,000	161,140	—	(2,140)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	8,820	84,000	83,346	654	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	6,037	56,128	57,050	—	(922)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 09/30/20	Morgan Stanley & Co. International PLC	JPY	32,899	$301,337	$311,030	$—	$(9,693)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	15,519	147,904	146,750	1,154	—
Expiring 10/30/20	Bank of America, N.A.	JPY	148,702	1,390,000	1,406,314	—	(16,314)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	JPY	92,793	851,162	877,567	—	(26,405)
Expiring 11/27/20	Bank of America, N.A.	JPY	35,266	330,000	333,701	—	(3,701)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	33,066	316,603	312,902	3,701	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	JPY	14,766	135,631	139,733	—	(4,102)
Expiring 12/30/20	Bank of America, N.A.	JPY	30,753	296,616	291,184	5,432	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	JPY	15,571	143,215	147,432	—	(4,217)
Expiring 01/29/21	Bank of America, N.A.	JPY	37,389	353,000	354,224	—	(1,224)
Expiring 01/29/21	Citibank, N.A.	JPY	75,708	741,000	717,258	23,742	—
Expiring 01/29/21	Deutsche Bank AG	JPY	57,595	548,135	545,658	2,477	—
Expiring 05/28/21	Deutsche Bank AG	JPY	75,713	723,000	718,629	4,371	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	69,191	640,741	656,719	—	(15,978)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	13,271	123,227	126,045	—	(2,818)
Expiring 01/28/22	Citibank, N.A.	JPY	103,688	975,339	987,934	—	(12,595)
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,600,306	23,694	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	1,034,457	27,543	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	266,874	19,957	—
Expiring 10/31/23	Citibank, N.A.	JPY	5,701	54,601	55,043	—	(442)
Mexican Peso,
Expiring 08/31/20	Citibank, N.A.	MXN	2,955	125,689	132,256	—	(6,567)
Expiring 09/17/20	Barclays Bank PLC	MXN	4,313	197,553	192,610	4,943	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,422	63,000	63,478	—	(478)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,169	52,203	52,194	9	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,196	52,110	53,414	—	(1,304)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,157	49,610	51,688	—	(2,078)
Expiring 10/30/20	Deutsche Bank AG	MXN	20,095	879,000	892,738	—	(13,738)
Expiring 01/29/21	Citibank, N.A.	MXN	7,041	335,000	309,660	25,340	—
Expiring 02/26/21	Deutsche Bank AG	MXN	18,153	714,000	795,891	—	(81,891)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	26,498	$1,050,014	$1,161,743	$—	$(111,729)
Expiring 04/29/21	Citibank, N.A.	MXN	7,304	359,000	318,008	40,992	—
Expiring 04/29/21	Citibank, N.A.	MXN	3,848	185,928	167,520	18,408	—
Expiring 04/29/21	Deutsche Bank AG	MXN	8,437	329,000	367,353	—	(38,353)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	10,026	463,000	436,540	26,460	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	5,811	272,000	253,021	18,979	—
Expiring 02/25/22	Goldman Sachs International	MXN	1,984	80,000	83,518	—	(3,518)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	780,461	64,240	—
New Taiwanese Dollar,
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	TWD	2,087	71,000	71,273	—	(273)
Expiring 09/16/20	Citibank, N.A.	TWD	3,638	125,000	124,534	466	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,452	118,000	118,164	—	(164)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	5,099	174,000	174,528	—	(528)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,365	217,000	217,866	—	(866)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	3,865	132,000	132,292	—	(292)
New Zealand Dollar,
Expiring 10/20/20	The Toronto-Dominion Bank	NZD	742	488,213	491,797	—	(3,584)
Norwegian Krone,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	860	91,433	94,474	—	(3,041)
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	506	143,000	143,219	—	(219)
Expiring 09/16/20	Citibank, N.A.	PEN	490	140,000	138,457	1,543	—
Expiring 09/16/20	Citibank, N.A.	PEN	434	126,000	122,781	3,219	—
Expiring 09/16/20	Citibank, N.A.	PEN	386	111,000	109,012	1,988	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	416	118,000	117,640	360	—
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	6,922	136,153	140,544	—	(4,391)
Expiring 09/16/20	Citibank, N.A.	PHP	3,785	75,450	76,861	—	(1,411)
Expiring 09/16/20	Citibank, N.A.	PHP	1,769	35,193	35,919	—	(726)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	7,399	145,919	150,231	—	(4,312)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	2,709	54,181	55,016	—	(835)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	6,213	123,000	126,150	—	(3,150)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/19/20	Citibank, N.A.	PLN	347	$87,462	$92,757	$—	$(5,295)
Russian Ruble,
Expiring 08/31/20	Citibank, N.A.	RUB	8,056	109,000	108,093	907	—
Expiring 08/31/20	HSBC Bank USA, N.A.	RUB	9,658	134,000	129,586	4,414	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	RUB	5,900	81,000	79,168	1,832	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	RUB	4,382	62,000	58,797	3,203	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	4,225	60,000	56,685	3,315	—
Expiring 09/16/20	Barclays Bank PLC	RUB	4,742	65,000	63,512	1,488	—
Expiring 09/16/20	Barclays Bank PLC	RUB	4,235	59,000	56,727	2,273	—
Expiring 09/16/20	Barclays Bank PLC	RUB	3,519	49,610	47,137	2,473	—
Expiring 09/16/20	Citibank, N.A.	RUB	25,930	370,102	347,319	22,783	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	RUB	25,256	389,000	336,766	52,234	—
Expiring 12/23/20	BNP Paribas S.A.	RUB	56,910	772,000	754,609	17,391	—
Expiring 12/23/20	BNP Paribas S.A.	RUB	15,964	224,000	211,683	12,317	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	60,723	716,829	799,729	—	(82,900)
Expiring 04/28/21	Goldman Sachs International	RUB	52,023	678,000	680,788	—	(2,788)
Expiring 04/29/21	Deutsche Bank AG	RUB	13,019	192,000	170,352	21,648	—
Expiring 06/30/21	Goldman Sachs International	RUB	55,638	763,000	723,396	39,604	—
Singapore Dollar,
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	227	163,000	165,208	—	(2,208)
South African Rand,
Expiring 08/31/20	Goldman Sachs International	ZAR	2,409	140,000	140,437	—	(437)
Expiring 09/16/20	Barclays Bank PLC	ZAR	6,452	379,882	375,526	4,356	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	872	52,051	50,734	1,317	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	501	28,893	29,130	—	(237)
Expiring 09/30/20	Barclays Bank PLC	ZAR	2,529	163,086	146,958	16,128	—
Expiring 09/30/20	Goldman Sachs International	ZAR	1,152	72,000	66,954	5,046	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	6,161	419,000	358,004	60,996	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	8,749	557,000	502,236	54,764	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	3,878	$250,000	$222,643	$27,357	$—
Expiring 02/26/21	Bank of America, N.A.	ZAR	10,890	556,832	623,401	—	(66,569)
Expiring 02/26/21	Barclays Bank PLC	ZAR	3,117	175,521	178,463	—	(2,942)
Expiring 02/26/21	Goldman Sachs International	ZAR	9,815	563,000	561,851	1,149	—
Expiring 02/26/21	Goldman Sachs International	ZAR	5,962	315,000	341,284	—	(26,284)
Expiring 04/29/21	Goldman Sachs International	ZAR	1,648	92,000	93,756	—	(1,756)
Expiring 12/23/21	Barclays Bank PLC	ZAR	6,463	348,622	359,030	—	(10,408)
Expiring 12/23/21	Goldman Sachs International	ZAR	1,126	71,000	62,526	8,474	—
South Korean Won,
Expiring 08/31/20	Citibank, N.A.	KRW	79,649	66,000	66,652	—	(652)
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	92,446	77,000	77,361	—	(361)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	85,427	71,000	71,487	—	(487)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	126,162	104,000	105,575	—	(1,575)
Expiring 09/16/20	Credit Suisse International	KRW	99,039	82,000	82,890	—	(890)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	62,612	52,249	52,404	—	(155)
Expiring 10/30/20	Citibank, N.A.	KRW	1,357,653	1,156,000	1,136,530	19,470	—
Expiring 10/30/20	Citibank, N.A.	KRW	994,284	811,011	832,343	—	(21,332)
Expiring 10/30/20	Deutsche Bank AG	KRW	556,517	481,000	465,876	15,124	—
Expiring 04/29/21	Citibank, N.A.	KRW	371,654	307,000	311,613	—	(4,613)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	611,258	511,000	512,509	—	(1,509)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	1,289,621	1,079,000	1,081,707	—	(2,707)
Expiring 07/30/21	Deutsche Bank AG	KRW	744,855	635,000	624,887	10,113	—
Swiss Franc,
Expiring 10/19/20	Citibank, N.A.	CHF	99	105,000	108,013	—	(3,013)
Expiring 10/19/20	Citibank, N.A.	CHF	91	97,000	99,623	—	(2,623)
Expiring 10/19/20	Goldman Sachs International	CHF	100	106,000	109,359	—	(3,359)
Expiring 10/19/20	HSBC Bank USA, N.A.	CHF	120	128,409	131,634	—	(3,225)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	130	142,000	142,273	—	(273)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	476	508,942	522,099	—	(13,157)
Expiring 10/30/20	Bank of America, N.A.	CHF	475	503,000	521,043	—	(18,043)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	168	$177,435	$184,543	$—	$(7,108)
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	3,496	112,000	112,096	—	(96)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,988	63,862	63,761	101	—
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	366	52,125	51,667	458	—
Expiring 09/16/20	Barclays Bank PLC	TRY	1,918	275,066	264,961	10,105	—
Expiring 09/16/20	Barclays Bank PLC	TRY	883	124,000	121,998	2,002	—
Expiring 09/16/20	Barclays Bank PLC	TRY	784	111,000	108,365	2,635	—
Expiring 09/16/20	Barclays Bank PLC	TRY	738	106,000	101,962	4,038	—
Expiring 09/16/20	Barclays Bank PLC	TRY	702	99,000	96,964	2,036	—
Expiring 09/16/20	Barclays Bank PLC	TRY	581	83,000	80,269	2,731	—
Expiring 09/16/20	Barclays Bank PLC	TRY	459	65,000	63,460	1,540	—
Expiring 09/16/20	Barclays Bank PLC	TRY	422	60,000	58,319	1,681	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	800	114,776	110,497	4,279	—
Expiring 10/30/20	Deutsche Bank AG	TRY	281	37,000	38,066	—	(1,066)
Expiring 10/30/20	Goldman Sachs International	TRY	284	41,000	38,525	2,475	—
Expiring 12/23/20	Deutsche Bank AG	TRY	992	151,000	130,630	20,370	—
Expiring 02/26/21	Citibank, N.A.	TRY	1,635	201,000	208,103	—	(7,103)
Expiring 02/26/21	Citibank, N.A.	TRY	876	104,088	111,549	—	(7,461)
Expiring 02/26/21	Goldman Sachs International	TRY	1,152	173,000	146,647	26,353	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	1,140	136,912	145,070	—	(8,158)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	3,900	540,000	496,382	43,618	—
Expiring 05/28/21	Goldman Sachs International	TRY	567	76,000	68,929	7,071	—
				$85,181,724	$84,838,087	2,333,851	(1,990,214)
						$3,349,336	$(4,180,972)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/31/20	Buy	EUR	208	ZAR	4,012	$11,241	$—	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	1,782	EUR	101	—	(15,142)	Goldman Sachs International
09/30/20	Buy	GBP	31	JPY	4,201	875	—	Bank of America, N.A.
09/30/20	Buy	GBP	168	JPY	22,332	8,852	—	Bank of America, N.A.
09/30/20	Buy	JPY	4,712	GBP	36	—	(2,589)	Bank of America, N.A.
09/30/20	Buy	JPY	28,186	GBP	198	7,210	—	Bank of America, N.A.
10/19/20	Buy	CZK	1,177	EUR	45	261	—	HSBC Bank USA, N.A.
10/30/20	Buy	EUR	1,080	GBP	948	33,074	—	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	740	EUR	861	—	(47,610)	Bank of America, N.A.
11/27/20	Buy	AUD	322	JPY	23,989	3,133	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	47,832	AUD	613	14,536	—	Deutsche Bank AG
12/23/20	Buy	EUR	26	ZAR	471	3,598	—	Goldman Sachs International
12/23/20	Buy	EUR	71	ZAR	1,220	13,625	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	38	JPY	2,880	—	(107)	Goldman Sachs International
12/30/20	Buy	JPY	6,634	AUD	90	—	(1,510)	Deutsche Bank AG
12/30/20	Buy	JPY	42,570	AUD	578	—	(10,027)	Deutsche Bank AG
01/29/21	Buy	AUD	117	JPY	8,509	3,010	—	Morgan Stanley & Co. International PLC
01/29/21	Buy	AUD	818	JPY	55,182	61,845	—	Deutsche Bank AG
05/28/21	Buy	AUD	278	JPY	20,286	6,113	—	Deutsche Bank AG
05/28/21	Buy	AUD	993	JPY	71,988	26,311	—	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	4,745	JPY	303,158	513,269	—	Citibank, N.A.
05/28/21	Buy	JPY	28,854	AUD	416	—	(23,401)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	228,190	AUD	3,341	—	(221,552)	Deutsche Bank AG
07/30/21	Buy	AUD	564	JPY	38,930	33,183	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	52,201	AUD	722	—	(20,020)	Morgan Stanley & Co. International PLC
01/28/22	Buy	JPY	14,371	AUD	212	—	(14,406)	Deutsche Bank AG
01/28/22	Buy	JPY	24,302	AUD	325	—	(456)	Deutsche Bank AG
05/31/22	Buy	JPY	44,053	AUD	611	—	(15,292)	Goldman Sachs International
10/31/23	Buy	AUD	367	JPY	24,589	23,266	—	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/31/23	Buy	JPY	9,277	AUD	133	$—	$(4,900)	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(21,914)	Morgan Stanley & Co. International PLC
						$763,402	$(398,926)
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	750	1.437%	$(6,944)	$—	$(6,944)	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	150	0.278%	2,770	—	2,770	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	500	0.172%	10,519	—	10,519	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	150	0.321%	2,615	—	2,615	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	200	0.686%	1,727	—	1,727	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	200	0.591%	2,177	—	2,177	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	150	0.465%	2,093	—	2,093	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	150	0.381%	2,398	—	2,398	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	150	0.270%	2,798	—	2,798	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	450	2.465%	(14,881)	—	(14,881)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	750	5.372%	(72,211)	—	(72,211)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	450	0.614%	4,661	—	4,661	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	650	0.823%	3,464	—	3,464	Citibank, N.A.
					$(58,814)	$—	$(58,814)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V2	12/20/22	1.000%(Q)	4,700	$55,528	$(1,062)	$56,590	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$(38)	$3,905	$(3,943)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		300	(944)	16,769	(17,713)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,083)	(1,468)	(615)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	(962)	2,111	(3,073)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	3,814	6,151	(2,337)	Barclays Bank PLC
					$(213)	$27,468	$(27,681)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Banco do Brasil SA	12/20/20	1.000%(Q)	200	1.113%	$133	$—	$133	Bank of America, N.A.
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	0.639%	1,265	(4,863)	6,128	Goldman Sachs International
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	2.370%	(7,007)	(15,767)	8,760	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	1.109%	(599)	(19,026)	18,427	Bank of America, N.A.
Hellenic Republic	12/20/24	1.000%(Q)	1,650	1.484%	(32,035)	(76,538)	44,503	Citibank, N.A.
Hellenic Republic	06/20/29	1.000%(Q)	250	2.093%	(21,122)	(31,371)	10,249	Citibank, N.A.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.410%	2,342	(1,367)	3,709	Barclays Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.170%	$1,095	$163	$932	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.332%	9,664	2,387	7,277	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,050	0.459%	17,594	6,357	11,237	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.459%	1,676	899	777	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	180	0.673%	3,052	(1,693)	4,745	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	70	0.673%	1,183	897	286	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.726%	11,728	(8,857)	20,585	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	800	0.977%	2,570	(2,966)	5,536	Credit Suisse International
People’s Republic of China	12/20/20	1.000%(Q)	750	0.097%	3,502	(30)	3,532	JPMorgan Chase Bank, N.A.
Republic of Chile	12/20/20	1.000%(Q)	500	0.113%	2,304	(392)	2,696	Goldman Sachs International
Republic of Colombia	12/20/20	1.000%(Q)	500	0.298%	1,938	(1,690)	3,628	Goldman Sachs International
Republic of Hungary	12/20/20	1.000%(Q)	750	0.243%	3,068	(1,652)	4,720	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	545	0.658%	5,982	(2,023)	8,005	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	600	1.155%	(3,726)	(27,072)	23,346	Morgan Stanley & Co. International PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.264%	20,389	5,374	15,015	Barclays Bank PLC
Republic of Ireland	12/20/25	1.000%(Q)	500	0.264%	20,389	4,638	15,751	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	200	0.307%	9,034	(123)	9,157	JPMorgan Chase Bank, N.A.
Republic of Israel	12/20/20	1.000%(Q)	250	0.141%	1,124	230	894	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	250	0.575%	696	7	689	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/25	1.000%(Q)	750	1.591%	(21,853)	(15,392)	(6,461)	JPMorgan Chase Bank, N.A.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/25	1.000%(Q)	500	1.591%	$(14,568)	$(10,540)	$(4,028)	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.761%	1,842	—	1,842	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.352%	1,344	335	1,009	Citibank, N.A.
Republic of Peru	12/20/20	1.000%(Q)	500	0.142%	2,246	(1,098)	3,344	Goldman Sachs International
Republic of South Africa	12/20/20	1.000%(Q)	375	1.375%	(135)	(1,939)	1,804	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	2.734%	(13,784)	(9,116)	(4,668)	Bank of America, N.A.
Republic of Turkey	12/20/20	1.000%(Q)	625	3.892%	(6,358)	(2,982)	(3,376)	Goldman Sachs International
Republic of Turkey	06/20/23	1.000%(Q)	500	5.436%	(58,036)	(42,699)	(15,337)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	200	5.436%	(23,214)	(16,655)	(6,559)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	100	5.436%	(11,607)	(7,946)	(3,661)	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	5.465%	(1,725)	9,698	(11,423)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	400	5.602%	(6,821)	27,841	(34,662)	HSBC Bank USA, N.A.
Russian Federation	12/20/20	1.000%(Q)	375	0.340%	1,392	(1,989)	3,381	JPMorgan Chase Bank, N.A.
Russian Federation	12/20/20	1.000%(Q)	100	0.340%	371	306	65	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)	475	0.484%	3,957	(7,395)	11,352	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	0.671%	3,717	(3,256)	6,973	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.671%	531	(555)	1,086	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	1.303%	(6,153)	(21,982)	15,829	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	2.791%	(8,133)	(3,982)	(4,151)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	3.022%	(14,977)	(8,715)	(6,262)	Goldman Sachs International
					$(115,725)	$(292,539)	$176,814

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.34.V1	06/20/30	1.000%(Q)	3,430	$41,734	$9,668	$(32,066)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		6,300	0.692%	$69,449	$99,929	$30,480
iTraxx.XO.33.V1	06/20/25	5.000%(Q)	EUR	5,500	3.753%	(64,258)	385,754	450,012
						$5,191	$485,683	$480,492

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	399	*	$(75)	$(90)	$15	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000%(Q)	470	1.419%	(3,171)	(7,619)	4,448	Citibank, N.A.
					$(3,246)	$(7,709)	$4,463
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase Bank, N.A.	11/05/20	$(81,055)	$—	$(81,055)
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase Bank, N.A.	11/17/20	(63,797)	—	(63,797)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase Bank, N.A.	11/18/20	(40,553)	—	(40,553)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	(10,875)	—	(10,875)
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(35,568)	—	(35,568)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(54,584)	—	(54,584)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(40,469)	—	(40,469)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(136,052)	—	(136,052)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Currency swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements (cont’d.):
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	$(15,787)	$—	$(15,787)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(17,948)	—	(17,948)
							$(496,688)	$—	$(496,688)

Inflation swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(29,907)	$(29,907)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	27,771	27,771
					$—	$(2,136)	$(2,136)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	$—	$85,293	$85,293
AUD	420	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	31,898	55,460	23,562
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	175	87,175	87,000
BRL	1,005	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	18,315	18,315
BRL	1,569	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	30,481	30,481
BRL	1,707	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	33,835	33,835
BRL	4,844	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	95,646	95,646
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	110,081	110,081
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	254,962	254,962
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	78,811	78,811
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	26,905	26,905
BRL	2,824	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	33,623	33,623
BRL	3,081	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	38,683	38,683
BRL	2,688	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	35,602	35,602

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,535	04/03/25	0.970%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$(1,201)	$14,877	$16,078
CHF	350	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	23,897	23,897
CHF	100	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	7,672	14,724	7,052
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	21,940	59,752	37,812
CLP	410,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	44,768	44,768
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	13,519	13,519
CLP	400,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	50,175	50,175
CLP	270,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	40,728	40,728
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(22)	6,222	6,244
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,685	4,685
CNH	2,900	04/01/24	2.922%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	6,257	6,257
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,202	3,202
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	8	17,186	17,178
CNH	1,700	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	3,332	3,334
CNH	1,700	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	4,015	4,016
CNH	2,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,690	3,691
CNH	2,910	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(9)	10,780	10,789
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	557	557
COP	3,204,860	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	48,657	141,419	92,762
COP	860,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	24,045	24,045
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	4,697	4,697
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	5,383	5,383
CZK	39,580	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	104,803	104,803
CZK	16,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(43,941)	(43,941)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	12,100	03/31/24	0.710%(A)	6 Month PRIBOR(1)(S)	$—	$(1,365)	$(1,365)
CZK	7,145	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	(12,437)	(12,437)
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	(9,435)	(9,435)
CZK	16,480	01/28/30	1.587%(A)	6 Month PRIBOR(1)(S)	—	(62,336)	(62,336)
CZK	4,895	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(2,650)	(2,650)
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	33,289	33,289
GBP	295	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	(12,190)	(12,190)
GBP	855	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(64,508)	(64,508)
GBP	100	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(1,001)	(12,731)	(11,730)
HKD	6,080	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	8,803	8,803
HKD	6,850	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	9,967	9,967
HKD	4,660	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(26)	(33,630)	(33,604)
HUF	113,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	—	8,460	8,460
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(16,029)	27,350	43,379
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	109,163	109,163
HUF	101,100	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	16,628	16,628
HUF	168,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	8,740	8,740
HUF	55,000	01/23/30	1.740%(A)	6 Month BUBOR(2)(S)	—	11,888	11,888
JPY	756,490	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(966)	(966)
JPY	191,720	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(146)	(146)
JPY	24,660	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	5,219	18,500	13,281
JPY	40,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	26,159	34,329	8,170

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	80,000	02/20/40	0.175%(S)	6 Month JPY LIBOR(2)(S)	$—	$(1,116)	$(1,116)
KRW	1,800,000	01/07/21	1.732%(Q)	3 Month KWCDC(2)(Q)	—	7,332	7,332
KRW	50,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	2,180	3,900	1,720
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	3,699	122,318	118,619
MXN	5,400	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(3)	2,054	2,057
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	35,174	35,174
NOK	2,690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	3,121	32,995	29,874
NOK	2,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	19,256	19,256
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	4,255	4,255
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	105,596	105,596
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	1,806	13,066	11,260
NZD	910	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	44,851	124,349	79,498
NZD	1,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	35,872	35,872
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	34,925	34,925
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	60,193	60,193
PLN	2,325	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	55,822	55,822
PLN	700	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	12,097	12,097
PLN	3,820	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	56,371	56,371
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,582	17,643	16,061
PLN	550	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	25,821	25,821
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	8,964	8,964
SEK	4,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(3,335)	(3,335)
SEK	3,800	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	14,481	14,481

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	2,000	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	$—	$58	$58
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(32,073)	(32,073)
SGD	410	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	17,768	17,768
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	49,808	49,808
THB	8,400	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	2,073	2,073
	3,900	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(1,938)	(1,938)
	4,828	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(17,157)	(17,157)
	6,400	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(20,843)	(20,843)
	1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	32,238	32,238
	4,665	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(28,322)	(28,322)
	9,800	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	8,093	(1,356)	(9,449)
	2,956	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(162,474)	(162,474)
	115	05/11/45	2.500%(A)	1 Day USOIS(2)(A)	19,080	53,869	34,789
	187	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	5,058	1,933	(3,125)
	200	05/20/50	0.691%(A)	1 Day USOIS(1)(A)	—	(7,579)	(7,579)
ZAR	28,120	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	42,659	42,659
ZAR	25,240	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	—	(159,072)	(159,072)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(11,224)	41,280	52,504
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(71)	34,792	34,863
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(21)	40,543	40,564
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(31)	30,873	30,904
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	45,596	45,596
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(26)	24,164	24,190
ZAR	8,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	27,575	27,575
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(35)	23,603	23,638
					$201,495	$2,444,418	$2,242,923

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$54,853	$—	$54,853	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	35,318	—	35,318	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	15,691	—	15,691	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	25,213	—	25,213	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	15,037	—	15,037	Citibank, N.A.
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	64,944	—	64,944	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	16,810	—	16,810	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	20,454	—	20,454	Morgan Stanley & Co. International PLC
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	16,353	—	16,353	Morgan Stanley & Co. International PLC
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	9,058	—	9,058	Citibank, N.A.
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	9,599	—	9,599	Barclays Bank PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	49,475	—	49,475	Citibank, N.A.
ILS	1,090	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	718	—	718	Goldman Sachs International
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	35,404	—	35,404	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	24,994	—	24,994	HSBC Bank USA, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	22,486	(244)	22,730	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	11,554	—	11,554	Goldman Sachs International
ILS	490	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	2,290	(5)	2,295	Goldman Sachs International

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
	200	05/20/50	0.910%(Q)	1 Week MUNIPSA(2)(Q)	$10,225	$—	$10,225	Citibank, N.A.
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(1,811)	(35)	(1,776)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(2,309)	(62)	(2,247)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	3,388	34	3,354	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	11,305	54	11,251	Deutsche Bank AG
					$451,049	$(258)	$451,307

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).